Summary of significant accounting policies (Finance Receivables on Nonaccrual Status) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	¥ 37,572	¥ 42,534
Retail Receivables Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	7,064	8,107
Finance Lease Receivables Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	2,297	682
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	15,018	16,122
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	12,632	16,801
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	¥ 561	¥ 822